Basic and Diluted Shares Outstanding	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Basic and Diluted Shares Outstanding [Abstract]
BASIC AND DILUTED SHARES OUTSTANDING
5.	BASIC AND DILUTED SHARES OUTSTANDING

Basic common shares outstanding as of March 31, 2016 are 9,720,218. Our weighted average basic shares outstanding for the three months ended March 31, 2016 is calculated based on the average number of basic common shares outstanding over the period in question and is calculated as 9,132,839 shares.

Our weighted average diluted common shares outstanding as of March 31, 2016 would normally be calculated based on the sum of the weighted average basic shares outstanding for the three months ended March 31, 2016 and the weighted average of the shares that would convert into common stock from our preferred stock and warrants over the period in question. This conversion would be calculated on a treasury method basis based on the average closing share price of our common stock over the period in question as compared to the conversion rate of the preferred stock, and the strike price of the particular warrants. The number of warrants outstanding along with their respective strike prices can be found in Note 15, below. However, due to the fact that the Company experienced a net loss for the three months ended March 31, 2016 and diluted earnings per share would otherwise be higher than basic earnings per share, our diluted common shares outstanding are represented to be the same as our basic common shares outstanding.

13.	BASIC AND DILUTED SHARES OUTSTANDING

Basic common shares outstanding as of December 31, 2015 are 8,836,421. Our weighted average basic shares outstanding for the year ended December 31, 2015 is calculated based on the average number of basic common shares outstanding over the period in question and is calculated as 5,807,166 shares.

Our weighted average diluted common shares outstanding as of December 31, 2015 would normally be calculated based on the sum of the weighted average basic shares outstanding for the year ended December 31, 2015 and the weighted average of the shares that would convert into common stock from our preferred stock and warrants over the period in question. This conversion would be calculated on a treasury method basis based on the average closing share price of our common stock over the period in question as compared to the conversion rate of the preferred stock, and the strike price of the particular warrants. The number of warrants outstanding along with their respective strike prices can be found in Note 10, above. However, due to the fact that the Company experienced a net loss for the year ended December 31, 2015 and diluted earnings per share would otherwise be higher than basic earnings per share, our diluted common shares outstanding are represented to be the same as our basic common shares outstanding.